Stock-Based Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Summary of Stock Option Activity

A summary of Serina stock option activity under the 2024 Incentive Plan and related information follows (in thousands, except weighted average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
2024 Incentive Plan adopted on March 27, 2024	1,725	-	-	$-
Stock options granted	(72)	72	-	14.8715
Balance at March 31, 2024	1,653	72	-	$14.8715
Options exercisable at March 31, 2024		4		$14.8715

Details of stock option activity for the years ended December 31, 2023 and 2022 are as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2022	2,012,750	$0.06
Forfeited	(7,000)	0.06
Exercised	(248,934)	0.06

Outstanding at December 31, 2023	1,756,816	$0.06

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2021	2,036,450	$0.06
Exercised	(73,700)	0.06
Granted	50,000	0.06

Outstanding at December 31, 2022	2,012,750	$0.06

Schedule of Stock Based Compensation Expense

Stock-based compensation expense has been allocated to operating expenses as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Research and development	$4	$-
General and administrative	49	2
Total stock-based compensation expense	$53	$2

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options

	Three Months Ended March 31,
	2024(1)	2023(2)
Exercise price	$14.8715	$-
Market price	$14.8715	$-
Expected life (in years)	5.76	-
Volatility	117.83%	-%
Risk-free interest rates	4.18%	-%
Dividend yield	-%	-%

(1)	Relates to stock options granted under the Serina 2024 Equity Incentive Plan on March 27, 2024.

(2)	There were no stock options granted during the period.

The Company estimates the fair value of warrants using the Black-Scholes-Merton pricing model with the following assumptions at the reporting date:

	December 31, 2023		December 31, 2022
	Liability Classified	Equity Classified	Liability Classified
Expected volatility	97-98%	99%	89%
Expected term (in years)	0.3	1.5	1.0 - 1.5
Risk-free interest rate	5.26-5.60%	5.09%	4.41% - 4.73%
Expected dividend yield	0.00%	0.00%	0.00%

Schedule of Cash Flow Information Related to Leases

Supplemental cash flow information related to leases is as follows (in thousands):

	Three Months Ended March 31,
	2024	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$55	$44
Operating cash flows from financing leases	1	2
Financing cash flows from financing leases	13	11
Right-of-use assets obtained in exchange for lease obligations
Operating leases	-	497
Financing leases	-	-

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows (in thousands other than weighted average remaining lease term and discount rates):

	March 31, 2024	December 31, 2023
	(unaudited)
Operating lease
Right-of-use assets	$862	$862
Accumulated Amortization	(235)	(196)
Right-of-use asset, net	$627	$666

Right-of-use lease liability, current	$207	$214
Right-of-use lease liability, noncurrent	413	461
Total operating lease liabilities	$620	$675

Finance leases
Right-of-use assets	$163	$163
Accumulated Amortization	(59)	(53)
Right-of-use asset, net	$104	$110

Right-of-use lease liability, current	$24	$36
Right-of-use lease liability, noncurrent	-	1
Total operating lease liabilities	$24	$37

Weighted average remaining lease term
Operating lease	3.15 years	3.32 years
Finance leases	0.49 years	0.64 years

Weighted average discount rate
Operating lease	6.67%	6.67%
Finance leases	11.9%	11.9%

Schedule of Annual Undiscounted Cash Flows of The Lease Liabilities

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of March 31, 2024 (in thousands):

	Operating Leases	Finance Leases
Nine months ending December 31, 2024	$180	$24
Year ending December 31, 2025	217	1
Year ending December 31, 2026	159	-
Year ending December 31, 2027	117	-
Thereafter	10	-
Total undiscounted lease payments	683	25
Less: imputed interest	(63)	(1)
Total lease obligations	620	24
Less: current portion	(207)	(24)
Long-term lease obligations	$413	$-

The following is a maturity analysis of the annual undiscounted cash flows of the lease liabilities as of December 31, 2023:

	Operating Leases	Finance Leases
Year ending December 31, 2024	$258,395	$38,055
Year ending December 31, 2025	212,512	629
Year ending December 31, 2026	158,282	-
Year ending December 31, 2027	116,592	-
Thereafter	9,716	-
Total undiscounted lease payments	755,497	38,684
Less: imputed interest	(81,335)	(1,716)
Total lease obligations	674,162	36,968
Less: current portion	(213,526)	(36,344)
Long-term lease obligations	$460,636	$624

Agex Therapeutics Inc [Member]
Restructuring Cost and Reserve [Line Items]
Summary of Stock Option Activity

A summary of the Incentive Plan activity and related information follows (in thousands except weighted-average exercise price):

	Shares Available for Grant	Number of Options Outstanding	Number of RSUs Outstanding	Weighted- Average Exercise Price
Balance at January 1, 2022	29	96	-	$81.62
Increase option pool	114	-	-	-
Options granted	(3)	3	-	27.76
Options forfeited, cancelled or expired	6	(6)	-	99.12
Restricted stock units vested	-	-	-	-
Balance at December 31, 2022	146	93	-	$79.07
Options granted	(1)	1	-	26.73
Options forfeited, cancelled or expired	11	(11)	-	67.30
Restricted stock units vested	-	-	-	-
Balance at December 31, 2023	156	83	-	$80.28
Options exercisable at December 31, 2023		80		$81.70

Schedule of Stock Based Compensation Expense

AgeX recorded stock-based compensation expense in the following categories on the accompanying consolidated statements of operations for the years ended December 31, 2023 and 2022 (in thousands):

	Year Ended December 31,
	2023	2022
Research and development	$9	$32
General and administrative	639	728
Total stock-based compensation expense	$648	$760

Schedule of Weighted Average Assumptions to Calculate Fair Value of Stock Options
	Year Ended December 31,
	2023	2022
Grant Price	$26.73	$27.76
Expected life (in years)	5.15	5.58
Risk-free interest rates	4.12%	1.74%
Volatility	118.12%	130.71%
Dividend yield	-%	-%